INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Software	127,645	130,975
Trademarks and domain names	1,200,889	1,200,880
Licenses	441,105	441,105
Total	1,769,639	1,772,960
Less: accumulated amortization	(603,056)	(741,336)
Less: accumulated impairment	(308,948)	(308,948)
Net book value	857,635	722,676

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Amounts
RMB
(in thousands)
Within 1 year	134,344
Between 1 and 2 years	125,956
Between 2 and 3 years	112,122
Between 3 and 4 years	108,407
Thereafter	241,847
Total	722,676